INVESTMENTS IN TRADING SECURITIES	12 Months Ended
Dec. 31, 2016
INVESTMENTS IN TRADING SECURITIES [Text Block]
4.	INVESTMENTS IN TRADING SECURITIES

At December 31, 2016, the Company held investments classified as trading securities, which consisted of various equity securities. All trading securities are carried at fair value. As of December 31, 2016, the fair value of trading securities was $248,592. (December 31, 2015 – $101,214, December 31, 2014 – $81,012).

	December 31,	December 31,	December 31,
	2016	2015	2014
Investments in trading securities at cost	$511,672	$651,580	$710,297
Unrealized gains (losses)	(263,080)	(550,366)	(629,285)
Investments in trading securities at fair market value	$248,592	$101,214	$81,012